Group Cash Flow Statements - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
CASH FLOW FROM OPERATING ACTIVITIES
Cash generated by operations	R 5,052	R 4,289	R 4,346
Interest received	69	82	75
Interest paid	(387)	(180)	(79)
Income and mining taxes paid	(55)	(307)	(538)
Cash generated by operating activities	4,679	3,884	3,804
CASH FLOW FROM INVESTING ACTIVITIES
Increase in restricted cash	(15)	(32)	(1)
Decrease in amounts invested in restricted investments	187	0	7
Cash on acquisition of Hidden Valley	0	0	459
Acquisition of Moab Khotsong	0	(3,474)	0
Additions to intangible assets	(1)	(9)	0
Redemption of preference shares from associates	32	0	0
Capital distributions from investments	30	0	0
Proceeds from disposal of property, plant and equipment	5	2	42
Additions to property, plant and equipment	(5,035)	(4,562)	(3,890)
Cash utilised by investing activities	(4,797)	(8,075)	(3,383)
CASH FLOW FROM FINANCING ACTIVITIES
Borrowings raised	1,522	6,937	699
Borrowings repaid	(1,353)	(4,063)	(710)
Proceeds from the issue of shares	211	1,003	0
Dividends paid	0	(154)	(439)
Cash generated from/(utilised by) financing activities	380	3,723	(450)
Foreign currency translation adjustments	25	(72)	19
Net increase/(decrease) in cash and cash equivalents	287	(540)	(10)
Cash and cash equivalents - beginning of year	706	1,246	1,256
Cash and cash equivalents - end of year	R 993	R 706	R 1,246